Martinez Crude Oil Marine Terminal Contribution (Notes)	12 Months Ended
Dec. 31, 2011
Martinez Crude Oil Marine Terminal Contribution [Abstract]
Martinez Crude Oil Marine Terminal [Text Block]
MARTINEZ CRUDE OIL MARINE TERMINAL CONTRIBUTION

Effective April 1, 2012, we entered into the Contribution with Tesoro, TRMC, TLGP and our subsidiary, TLO. The Contribution was made in exchange for consideration from TLLP to TLGP of $75.0 million, comprised of $67.5 million in cash financed with borrowings under the Revolving Credit Facility and the issuance of equity with a combined fair value of $7.5 million. The equity is comprised of 206,362 common units, representing an approximate 1% limited partner interest in the Partnership, and 4,212 general partner units. The assets included in the Contribution include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 barrels per day ("bpd"), five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity.

The single-berth dock and related leasehold improvements are situated on an offshore parcel of land that is currently being leased by Tesoro from the California State Lands Commission under a term lease (the "Martinez Terminal Lease"). The Martinez Terminal Lease, related leasehold improvements and the short-haul pipelines will not be legally transferred to TLLP until the Wharf Lease is renewed and extended, and the transfer is approved by the California State Lands Commission.

Martinez Marine Terminal Use and Throughput Agreement. The Partnership entered into a 10-year use and throughput agreement with Tesoro in connection with the Contribution of the Martinez Terminal, effective April 1, 2012, under which they are obligated to transport an average of at least 65,000 bpd of crude oil per month at a throughput and tankage fee of $0.55 per barrel. An excess volume throughput fee of $0.10 per barrel will be charged for monthly average volumes in excess of 70,000 bpd. In addition, Tesoro will pay a $30,000 per month fee for unlimited use of the refined products pipeline from Tesoro's Martinez refinery to a third-party terminal. The fees under the agreement are indexed for inflation and the agreement gives Tesoro the option to renew for two five-year terms.

If Tesoro fails to transport aggregate volumes equal to its minimum throughput commitment during any calendar month, Tesoro will owe the Partnership a shortfall payment equal to the volume of the shortfall multiplied by the throughput and tankage fee. The amount of any shortfall payment paid by Tesoro will be credited against any amounts owed by Tesoro for the transportation of volumes in excess of its minimum throughput commitment during any of the succeeding three months after the shortfall occurs. See Note D for information regarding amendments to other agreements with related parties in connection with the Contribution.

Martinez Crude Oil Marine Terminal Financial Results. The Contribution of the Martinez Terminal was considered a transfer of a business between entities under common control. Accordingly, the Contribution is recorded at amounts based on the historical carrying value of the Martinez Terminal assets, which was $38.1 million as of April 1, 2012 for the assets contributed. In addition, we are required to retrospectively adjust our historical financial statements to include the activities of the Martinez Terminal. Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, cash flows and equity attributable to the Martinez Terminal as if we owned the assets for all periods presented. The results of the Martinez Terminal are included in our Terminalling, Transportation and Storage segment.

The following tables present our historical results of operations and financial position, the effect of including the results of the Martinez Terminal, and the adjusted total amounts included in our combined consolidated financial statements.

Statement of Combined Consolidated Operations for the Year Ended December 31, 2011

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$77,443	$—	$77,443
Third-party	3,503	—	3,503
Total Revenues	80,946	—	80,946
COSTS AND EXPENSES
Operating and maintenance expenses	35,321	6,079	41,400
Depreciation and amortization expenses	8,078	2,049	10,127
General and administrative expenses	7,990	394	8,384
Loss on asset disposals	1	25	26
Total Costs and Expenses	51,390	8,547	59,937
OPERATING INCOME (LOSS)	29,556	(8,547)	21,009
Interest and financing costs, net	(1,610)	—	(1,610)
NET INCOME (LOSS)	27,946	(8,547)	19,399
Less: Loss attributable to Predecessors	(6,622)	(8,547)	(15,169)
Net income attributable to partners	$34,568	$—	$34,568

Statement of Combined Operations for the Year Ended December 31, 2010 (Predecessors)

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$19,477	$—	$19,477
Third-party	3,823	—	3,823
Total Revenues	23,300	—	23,300
COSTS AND EXPENSES
Operating and maintenance expenses	32,460	8,493	40,953
Depreciation and amortization expenses	8,006	2,050	10,056
General and administrative expenses	3,198	380	3,578
Loss on asset disposals	512	318	830
Total Costs and Expenses	44,176	11,241	55,417
NET LOSS	$(20,876)	$(11,241)	$(32,117)

Statement of Combined Operations for the Year Ended December 31, 2009 (Predecessors)

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$19,297	$—	$19,297
Third-party	3,362	—	3,362
Total Revenues	22,659	—	22,659
COSTS AND EXPENSES
Operating and maintenance expenses	31,452	5,570	37,022
Depreciation and amortization expenses	8,820	2,056	10,876
General and administrative expenses	3,141	496	3,637
Loss on asset disposals	1,114	—	1,114
Total Costs and Expenses	44,527	8,122	52,649
NET LOSS	$(21,868)	$(8,122)	$(29,990)

Combined Consolidated Balance Sheet as of December 31, 2011

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$18,326	$—	$18,326
Receivables
Trade	542	—	542
Affiliate	11,312	—	11,312
Prepayments and other current assets	637	—	637
Total Current Assets	30,817	—	30,817
NET PROPERTY, PLANT AND EQUIPMENT	136,264	37,825	174,089
OTHER NONCURRENT ASSETS	3,072	—	3,072
Total Assets	$170,153	$37,825	$207,978

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$5,727	$753	$6,480
Affiliate	2,759	56	2,815
Deferred revenue - affiliate	1,775	—	1,775
Accrued liabilities	878	1,366	2,244
Total Current Liabilities	11,139	2,175	13,314
OTHER NONCURRENT LIABILITIES	44	2,621	2,665
DEBT	50,000	—	50,000
EQUITY
Equity of Predecessors	—	33,029	33,029
Common unitholders - public (14,950,000 units issued and outstanding)	309,731	—	309,731
Common unitholders - Tesoro (304,890 unit issued and outstanding)	(59,301)	—	(59,301)
Subordinated unitholders - Tesoro (15,254,890 units issued and outstanding)	(143,048)	—	(143,048)
General partner - Tesoro (622,649 units issued and outstanding)	1,588	—	1,588
Total Equity	108,970	33,029	141,999
Total Liabilities and Equity	$170,153	$37,825	$207,978

Combined Balance Sheet as of December 31, 2010

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Receivables
Trade	$233	$—	$233
Affiliate	3,738	—	3,738
Total Current Assets	3,971	—	3,971
NET PROPERTY, PLANT AND EQUIPMENT	131,490	34,079	165,569
OTHER NONCURRENT ASSETS	116	—	116
Total Assets	$135,577	$34,079	$169,656

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$1,619	$548	$2,167
Affiliate	299	57	356
Accrued liabilities	3,238	1,612	4,850
Total Current Liabilities	5,156	2,217	7,373
OTHER NONCURRENT LIABILITIES	1,594	3,261	4,855
EQUITY OF PREDECESSORS	128,827	28,601	157,428
Total Liabilities and Equity	$135,577	$34,079	$169,656